Intangible assets - Changes (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Goodwill
Goodwill, Balance as at beginning of year	$ 8,895	$ 8,890
Impairment	(498)
Other adjustments		5
Goodwill, Balance as at end of year	8,397	8,895
Computer software
Intangible assets other than goodwill
Intangible assets, Balance as at beginning of year	2,365	2,177
Additions	1,035	906
Impairment	(171)	(25)
Amortisation	(799)	(694)
Other adjustments		1
Intangible assets, Balance as at end of year	2,430	2,365
Brand Names
Intangible assets other than goodwill
Intangible assets, Balance as at beginning of year	670	670
Intangible assets, Balance as at end of year	670	670
Other intangible assets
Intangible assets other than goodwill
Intangible assets, Balance as at beginning of year	23	26
Impairment	(20)
Amortisation	(3)	(3)
Intangible assets, Balance as at end of year		23
Parent Entity
Goodwill
Goodwill, Balance as at beginning of year	6,844	6,844
Impairment	(116)
Goodwill, Balance as at end of year	6,728	6,844
Parent Entity | Computer software
Intangible assets other than goodwill
Intangible assets, Balance as at beginning of year	2,207	2,014
Additions	955	846
Impairment	(165)	(25)
Amortisation	(731)	(628)
Intangible assets, Balance as at end of year	2,266	2,207
Parent Entity | Brand Names
Intangible assets other than goodwill
Intangible assets, Balance as at beginning of year	636	636
Intangible assets, Balance as at end of year	$ 636	$ 636